9. SHARE CAPITAL (Details - Warrant outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Price $0.03 - $0.010
Warrants Outstanding	1,320,933
Weighted Average Exercise Price	$ .70
Remaining Contractual Life (yrs)	3 years 10 months 24 days
Price $0.11 - $0.15
Warrants Outstanding		1,338,209
Weighted Average Exercise Price		$ 1.30
Remaining Contractual Life (yrs)	1 year 8 months 12 days
Price $0.15 - $0.20
Warrants Outstanding		1,199,392
Weighted Average Exercise Price		$ 1.90
Remaining Contractual Life (yrs)	2 years 2 months 12 days
Price $0.21 - $0.30
Warrants Outstanding		56,291
Weighted Average Exercise Price		$ 2.80
Remaining Contractual Life (yrs)	2 years 3 months 18 days
$0.31 - $0.50
Warrants Outstanding		62,737
Weighted Average Exercise Price		$ 4.50
Remaining Contractual Life (yrs)	1 year 9 months 18 days
$2.50 - $2.55
Warrants Outstanding		50,000
Weighted Average Exercise Price		$ 21.90
Remaining Contractual Life (yrs)	6 months
Warrants [Member]
Warrants Outstanding	4,533,963	3,865,797	3,634,697